Supplemental Financial Statement Information (Tables)	12 Months Ended
Sep. 30, 2012
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information [Table Text Block]
The components of certain balance sheet accounts at September 30 for the years indicated are as follows:

	2012	2011
Inventories
Raw materials and supplies	$100.7	$95.5
Work in process	141.2	139.9
Finished products	430.5	418.0
Total inventories	$672.4	$653.4
Other Current Assets
Miscellaneous receivables	$81.5	$58.6
Deferred income tax benefits	207.0	189.2
Prepaid expenses	90.0	84.3
Value added tax collectible from customers	53.5	51.9
Other	23.0	42.3
Total other current assets	$455.0	$426.3
Property, plant and equipment
Land	$39.0	$39.4
Buildings	278.2	297.4
Machinery and equipment	1,775.7	1,719.8
Construction in progress	75.6	71.7
Total gross property	2,168.5	2,128.3
Accumulated depreciation	(1,320.0)	(1,242.9)
Total property, plant and equipment, net	$848.5	$885.4
Other Current Liabilities
Accrued advertising, sales promotion and allowances	$70.1	$96.2
Accrued trade allowances	101.4	87.9
Accrued salaries, vacations and incentive compensation	115.9	110.4
Income taxes payable	25.2	—
Returns reserve	52.8	48.5
Other	223.0	232.8
Total other current liabilities	$588.4	$575.8
Other Liabilities
Pensions and other retirement benefits	$506.0	$497.2
Deferred compensation	166.3	151.7
Deferred income tax liabilities	455.0	453.8
Other non-current liabilities	88.3	93.6
Total other liabilities	$1,215.6	$1,196.3

Allowance for Doubtful Accounts	2012	2011	2010
Balance at beginning of year	$15.9	$13.2	$11.3
Impact of acquisition	—	0.8	—
Provision charged to expense, net of reversals	2.2	4.6	4.6
Write-offs, less recoveries, translation, other	(2.2)	(2.7)	(2.7)
Balance at end of year	$15.9	$15.9	$13.2

Income Tax Valuation Allowance	2012	2011	2010
Balance at beginning of year	$12.6	$11.0	$10.3
Provision charged to expense	—	11.4	2.7
Reversal of provision charged to expense	(0.8)	(4.6)	(1.3)
Write-offs, translation, other	0.1	(5.2)	(0.7)
Balance at end of year	$11.9	$12.6	$11.0

Supplemental Disclosure of Cash Flow Information	2012	2011	2010
Interest paid, including cost of early debt retirement	$117.5	$141.8	$122.1
Income taxes paid	$113.0	$206.4	$131.5